Consolidated Statements of Comprehensive Income / (Loss) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Loss for the period	[1]	€ (28,632)	€ (37,427)	€ (56,395)
Other comprehensive (loss)
Items that will not be reclassified to profit and loss		(301)	70
Remeasurements of post-employment benefit obligations, net of tax		(301)	70
Items that may be subsequently reclassified to profit or loss		(261)	(1,194)	(769)
Currency translation differences		(261)	(1,194)	(769)
Other comprehensive loss for the period, net of tax		(562)	(1,124)	(769)
Total comprehensive loss for the period		(29,194)	(38,551)	(57,164)
Total comprehensive loss for the period attributable to Equity Holders		€ (29,194)	€ (38,551)	€ (57,164)

[1]	For 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.